Consolidated Balance Sheets - USD ($)	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017
Current Assets
Cash	$ 88,309	$ 58,237	$ 21,504
Accounts receivable	1,745,000
Inventories		208,674	208,674
Prepaid expenses	1,479,123	362,602	543,642
Other receivable - related party			46,743
Other receivable - others	2,616	427,291	412,390
Temporary deposit - related party	100,067
Other current assets	11,336	1,202	6,591
Total Current Assets	3,426,451	1,058,006	1,239,544
Property and Equipment
Cost	2,715,543	407,501	405,319
Accumulated depreciation	(322,049)	(119,782)	(100,592)
Property and equipment	2,393,494	287,719	304,727
Prepayment for land	35,237,127
Prepayment for equipment	54,625	181,250
Construction in progress	1,311,245	3,254,170	3,250,000
Net Property and Equipment	38,996,491	3,723,139	3,554,727
Other Assets
Intangible asset, net	3,382,500	3,753,750	3,877,500
Goodwill	1,475,334	1,450,536	1,450,536
Deposits - related party	2,462	2,542	2,396
Deposits - others	105,447	148,839	141,273
Total Other Assets	4,965,743	5,355,667	5,471,705
Total Assets	47,388,685	10,136,812	10,265,976
Current Liabilities
Short-term bank loan		10,000	10,000
Short-term loan - related party		325,040
Accounts payable	1,650,000
Accrued expenses	412,165	881,214	637,675
Other payable - related parties	949,298	1,299,578	1,082,395
Other payable - others	2,956,488	2,264,637	2,081,787
Total Current Liabilities	5,967,951	4,780,469	3,811,857
Restricted stock deposit liability	1,000	14	56
Total Liabilities	5,968,951	4,780,483	3,811,913
Commitments
Stockholders' Equity
Preferred stock, $0.001 par value, 50,000,000 shares authorized, none issued and outstanding as of December 31, 2018, March 31, 2018 and December 31, 2017
Common stock, $0.001 par value, 90,000,000 shares authorized, 9,098,090 shares (excluding 149,162 unvested restricted shares) issued and outstanding as of December 31, 2018; 8,289,947 shares (excluding 2,072 unvested restricted shares) issued and outstanding as of March 31, 2018; 8,283,733 shares (excluding 8,286 unvested restricted shares) issued and outstanding as of December 31, 2017	45,490	41,449	41,418
Additional paid in capital	56,546,408	13,787,341	13,484,857
Subscribed capital		690,648	75,040
Subscriptions receivable		(559,608)
Accumulated deficits	(15,292,128)	(8,602,971)	(7,143,788)
Accumulated other comprehensive income (loss)	119,964	(530)	(3,464)
Total Stockholders' Equity	41,419,734	5,356,329	6,454,063
Total Liabilities and Stockholders' Equity	$ 47,388,685	$ 10,136,812	$ 10,265,976